Cover Document	May 03, 2023
Cover [Abstract]
Document Type	8-K/A
Entity Registrant Name	FARO TECHNOLOGIES, INC.
Entity Incorporation, State or Country Code	FL
Entity File Number	0-23081
Entity Tax Identification Number	59-3157093
Entity Address, Address Line One	250 Technology Park
Entity Address, City or Town	Lake Mary
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32746
City Area Code	407
Local Phone Number	333-9911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.001
Trading Symbol	FARO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000917491
Document Period End Date	May 03, 2023
Amendment Description	On May 4, 2023, FARO Technologies, Inc. (the “Company”) filed a Form 8-K (the “Original 8-K”) disclosing, among other items, (i) that the Company’s President and Chief Executive Officer, Michael Burger, had informed the Company that he intends to retire as President and Chief Executive Officer of the Company, with the retirement to be effective July 1, 2023, and (ii) the Company’s and Mr. Burger’s intent to enter into a transition agreement relating to Mr. Burger’s retirement and continuing service as an advisor to the Company for a period of time thereafter (the “Transition”). At the time of filing the Original 8-K, the information called for in paragraph (e) of Item 5.02 of Form 8-K with respect to the Transition was not determined and was unavailable. This Amendment No. 1 to the Original 8-K is being filed by the Company to provide such information. Except as set forth herein, the remainder of the Original 8-K is unchanged.